UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.4%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,523,560
Arizona 3.0%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,422,700
Arizona, Salt River Pima-Maricopa Indian Community, 0.21% *, 10/1/2026, LOC: Bank of America NA	10,445,000	10,445,000
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,558,510
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,683,400
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,430,775
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	3,030,000	3,600,882
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,404,680
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	3,095,585
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,967,900

		49,609,432
California 14.2%
California, ABAG Finance Authority for Non-Profit Corp., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.12% *, 12/15/2032, LIQ: Fannie Mae	2,150,000	2,150,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	11,305,900
Series F-1, 5.25%, 4/1/2029	2,500,000	2,859,300
California, Department of Water Resources Power Supply Revenue, Series A, Prerefunded 5/1/2012 @ 101, 5.5%, 5/1/2015, INS: AMBAC	10,000,000	10,192,800
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded 5/1/2012 @ 101, 5.875%, 5/1/2016	7,000,000	7,139,440
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC, NATL	10,000,000	11,119,200
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,722,920
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	6,918,731
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	10,876,050
California, State Department Water Resources Center, Valley Project Revenue:
Series AL, 5.0%, 12/1/2012 (a)	2,835,000	2,990,415
Series Y, 5.25%, 12/1/2016, INS: FGIC, NATL	2,955,000	3,133,216
Series Y, Prerefunded 6/1/2013 @ 100, 5.25%, 12/1/2016, INS: FGIC	45,000	47,867
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	6,149,900
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	11,564,400
5.25%, 9/1/2027	10,000,000	11,673,200
5.75%, 4/1/2027	5,000,000	5,922,150
6.0%, 4/1/2018	1,700,000	2,158,626
6.0%, 3/1/2033	3,765,000	4,514,612
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 4.0%, 3/1/2014	700,000	739,039
California, State Kindergarten, Series A-8, 0.14% *, 5/1/2034, LOC: Citibank NA & California State Teacher's Retirement System	3,000,000	3,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,549,520
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,327,000
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	1,570,000	1,597,192
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	6,089,050
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,263,400
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019, INS: AGMC	6,340,000	7,211,940
Series A, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,741,680
Los Angeles, CA, School District General Obligation, Prerefunded 7/1/2013 @ 100, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,281,920
Los Angeles, CA, Unified School District, Series A, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2022, INS: AGMC	1,400,000	1,489,320
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,463,980
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	8,128,190
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	8,060,787
Series A, 5.0%, 7/1/2030	5,000,000	5,528,600
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,610,360
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,956,700
Series A, 5.25%, 8/1/2028	5,000,000	5,924,450
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,396,890
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,295,420
Series C, 5.0%, 5/1/2026	2,850,000	3,240,792
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC, NATL	6,260,000	6,860,835
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	20,000	20,050
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,957,627

		237,173,469
Colorado 1.1%
Adams, CO, 12 Five Star Schools, 4.0%, 12/15/2020	2,035,000	2,390,372
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	8,063,440
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,908,250
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,124
Colorado, Housing Finance Authority, Single Family Program, Series A-3, 6.5%, 5/1/2016	10,000	10,320
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,842,005
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,251,970

		18,536,481
Connecticut 0.2%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,727,825
Delaware 0.4%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	6,150,992
District of Columbia 0.8%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,778,693
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	6,031,350
District of Columbia, Water & Sewer, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	3,954,667

		13,764,710
Florida 5.5%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,158,891
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,730,000	4,472,158
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,505,000	2,718,852
Florida, Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.0%, 7/1/2012	7,200,000	7,315,560
Florida, JEA Electric System Revenue, Series A, 4.0%, 10/1/2023	2,100,000	2,306,241
Florida, State Department of Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	6,740,000	6,827,081
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,443,840
Series A, 5.75%, 10/1/2026	8,000,000	9,258,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,487,590
Series A-1, 5.5%, 10/1/2026	4,400,000	5,089,480
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC, NATL	3,000,000	3,405,150
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	11,463,400
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	8,396,400
Series C, 5.0%, 7/1/2030	10,000,000	11,095,400
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,604,520
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,841,225
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017, INS: NATL	160,000	160,387

		91,044,575
Georgia 4.9%
Appling County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Hatch Project, Series A, 2.5%, Mandatory Put 3/1/2013 @ 100, 1/1/2038	6,000,000	6,091,980
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,798,783
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	3,045,283
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,271,200
Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.0%, 5/1/2021 (a)	2,000,000	2,512,860
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,053,850
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,110,534
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016, INS: AGMC	8,500,000	9,118,460
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,940,588
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,861,502
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	1,020,000	1,062,146
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,214,790
Series A, 5.0%, 11/1/2027	1,000,000	1,132,740
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	3,023,075
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,144,014
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	3,005,600
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	786,240

		82,173,645
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,070,330
Hawaii 1.6%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,652,607
Series A, 5.25%, 7/1/2028	5,010,000	5,660,398
Series A, 5.25%, 7/1/2029	3,155,000	3,542,686
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	4,455,000	4,826,280
Series DK, 5.0%, 5/1/2021	9,000,000	10,677,960

		27,359,931
Illinois 4.2%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,258,224
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC, NATL	11,570,000	11,259,461
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,121,300
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	220,000	232,437
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,111
5.15%, 1/1/2014	65,000	65,101
5.25%, 1/1/2016	150,000	150,153
5.5%, 1/1/2019	255,000	255,140
5.75%, 1/1/2022	300,000	300,081
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC, NATL	2,000,000	2,351,860
Illinois, Railsplitter Tobacco Settlement Authority Revenues:
5.0%, 6/1/2019	3,500,000	3,939,845
5.25%, 6/1/2020	3,000,000	3,418,410
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: FGIC, NATL	5,000,000	6,346,100
Illinois, State Toll Highway Authority, Series A-1B, 0.16% *, 1/1/2031, INS: AGMC, SPA: PNC Bank NA	2,000,000	2,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,596,900
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013, INS: AGMC	2,200,000	2,283,314
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,218,840
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,110,000	1,112,253
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013, INS: FGIC, NATL	3,865,000	3,773,670
Series A, Zero Coupon, 12/1/2014, INS: FGIC, NATL	4,000,000	3,820,320
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,387,624
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	4,192,896

		69,149,040
Indiana 2.4%
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,890,252
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,680,182
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, Series B, 0.8%, Mandatory Put 6/1/2012 @ 100, 5/1/2028	2,500,000	2,500,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Project, Series A-3, 0.12% *, 12/1/2039, LOC: Mizuho Corporate Bank	1,000,000	1,000,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.1% *, 3/1/2033, LOC: Northern Trust Co.	5,330,000	5,330,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,833,100
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	670,000	695,306
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,968,951
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	3,735,000	3,986,291
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,354,940

		39,239,022
Iowa 0.7%
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,004,600
Kansas 1.2%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,490,285
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.11% *, 9/1/2022, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series B-3, 0.13% *, 9/1/2019, SPA: Barclays Bank PLC	3,200,000	3,200,000
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,384,517
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,724,750

		20,799,552
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,243,740
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,508,038
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,791,862
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC, NATL	2,815,000	3,088,871
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,288,513

		9,677,284
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,838,935
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,975,600
Maryland, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2013	1,125,000	1,201,984

		7,177,584
Massachusetts 3.5%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	310,000	317,204
Holyoke, MA, Gas & Electric Department Revenue, Series A, 5.375%, 12/1/2016, INS: NATL	1,260,000	1,293,226
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	130,000	130,417
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,291,063
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.14% *, 10/1/2032, LOC: Citizens Bank	1,850,000	1,850,000
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,586,733
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare Systems, Series K-1, 0.06% *, 7/1/2046, SPA: Wells Fargo Bank NA	3,125,000	3,125,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.15% *, 4/1/2038, LOC: TD Bank NA	1,000,000	1,000,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.11% *, 9/1/2041, LOC: TD Bank NA	1,500,000	1,500,000
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, ETM, 5.25%, 12/15/2012	5,050,000	5,253,919
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,182,310
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,724,250
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,700
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,420,580
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	9,755,000	11,632,740

		58,308,142
Michigan 2.2%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,642,700
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	12,353,100
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	290,000	295,855
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,885,696
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,731,632
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,507,540
Michigan, Water & Sewer Revenue, Municipal Bond Authority, Prerefunded 10/1/2012 @ 100, 5.375%, 10/1/2016	6,670,000	6,874,436

		36,290,959
Minnesota 1.0%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,271,166
Minnesota, State Trunk Highway, Series B, 4.0%, 10/1/2013	6,000,000	6,360,540
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2024	4,190,000	4,762,773

		16,394,479
Mississippi 1.4%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,500,000	2,499,875
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,985,991
Series D, 5.25%, 8/1/2027	5,000,000	5,716,850
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	4,070,000	4,336,341
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,198,320

		22,737,377
Missouri 0.4%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,858,624
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,950,000	2,084,960
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,110,000	1,211,920

		7,155,504
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,660,965
Nevada 1.0%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,005,237
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	2,570,000	2,607,882
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,487,853
5.0%, 6/1/2025	3,190,000	3,635,866
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,438,034
Clark County, NV, School District, Series A, 4.5%, 6/15/2012, INS: AMBAC	2,200,000	2,227,786

		17,402,658
New Hampshire 0.2%
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020 (a)	1,575,000	1,820,070
Series B, 5.0%, 2/1/2024 (a)	1,775,000	2,025,080

		3,845,150
New Jersey 1.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,430,206
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,679,467
Series W, 5.0%, 3/1/2019	3,000,000	3,513,570
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC, NATL	7,000,000	7,932,330
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,931,350
Series B, 5.25%, 6/15/2026	5,000,000	5,896,150

		29,383,073
New Mexico 0.3%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040	1,630,000	1,783,677
Class I, Series D, 5.35%, 9/1/2040	1,505,000	1,635,604
Series I-B-2, 5.65%, 9/1/2039	830,000	905,596

		4,324,877
New York 4.8%
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018, INS: NATL	405,000	405,705
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,630,500
New York, State Dormitory Authority Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019	5,000,000	5,961,050
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,713,165
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,169,050
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,815,900
New York, Tobacco Settlement Financing Corp.:
Series B, 4.0%, 6/1/2013	6,250,000	6,532,750
Series A-1, 5.5%, 6/1/2018	2,630,000	2,660,113
Series A-1, Prerefunded 6/1/2012 @ 100, 5.5%, 6/1/2018	7,370,000	7,470,527
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,795,500
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.0%, 11/1/2028	12,770,000	15,297,183
New York, NY, General Obligation:
Series E, 0.13% *, 8/1/2034, LOC: Bank of America NA	5,000,000	5,000,000
Series J, 5.25%, 5/15/2015, INS: NATL	115,000	127,457
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	3,885,000	4,312,583
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	250,000	255,472

		80,146,955
North Carolina 1.3%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,142,350
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,711,560
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,346,240
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,037,440
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,831,249

		22,068,839
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue:
4.0%, 11/1/2012	1,600,000	1,639,552
5.5%, 11/1/2021	1,250,000	1,497,025

		3,136,577
Ohio 3.2%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,263,520
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,300,920
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	600,000	601,470
Ohio, State Higher Education:
Series A, 5.0%, 2/1/2013	3,650,000	3,809,797
Series A, 5.0%, 5/1/2013	6,500,000	6,860,865
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,490,173
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,522,050
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,397,040
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,420,000	1,525,094
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	3,000,000	3,033,630
Ohio, State Water Development Authority, Water Pollution Control Revenue, Water Quality-Loan Fund, 5.0%, 6/1/2013	1,000,000	1,061,200
Ohio, University of Akron, General Receipts, Series A, 5.0%, 1/1/2028, INS: AGMC	4,725,000	5,315,578
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,648,699
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,560,635

		53,390,671
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,505,625
Oregon 2.5%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,329,918
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,436,480
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	1,875,000	1,890,656
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,678,810
Series J, 5.0%, 5/1/2029	5,425,000	6,473,924
Oregon, State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, 0.17% *, 3/1/2033, LOC: Union Bank NA	1,960,000	1,960,000
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,797,518
Series A, 5.5%, 7/1/2029	7,000,000	8,219,470
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.26% *, 5/1/2037, LOC: Bank of America NA	5,385,000	5,385,000

		42,171,776
Pennsylvania 1.2%
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	795,000	797,043
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	10,000	10,052
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.16% *, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,237,050
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,059,620
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	280,000	280,736
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,450,160
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	12,073,199
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	515,000	515,484
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	255,000	255,762

		19,189,106
Puerto Rico 1.5%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2012	2,000,000	2,029,440
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,436,230
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.25%, 8/1/2027	11,965,000	13,552,636
Series A, 5.5%, 8/1/2028	4,955,000	5,658,560
Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	58,705

		24,735,571
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,840,100
South Carolina 0.5%
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
Prerefunded 6/1/2012 @ 100, 5.375%, 6/1/2015, INS: AGMC	3,705,000	3,754,721
Prerefunded 6/1/2012 @ 100, 5.375%, 6/1/2016, INS: AGMC	3,900,000	3,952,338

		7,707,059
Tennessee 1.1%
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.14% *, 6/1/2042, LOC: Branch Banking & Trust	3,000,000	3,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.1% *, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,533,309
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded 11/1/2012 @ 100, 5.5%, 11/1/2015, INS: AMBAC	3,545,000	3,671,769
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013, INS: FGIC, NATL	3,310,000	3,449,318

		18,069,396
Texas 19.9%
Alief, TX, Independent School District, School Building, 5.0%, 2/15/2013	1,000,000	1,046,540
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,993,748
Barbers Hill, TX, Independent School District, School Building, 4.0%, 2/15/2026	2,795,000	3,129,757
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	3,275,000	3,546,727
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,807,953
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,545,440
5.0%, 2/15/2021	1,850,000	2,170,439
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,722,800
5.0%, 10/1/2030	5,000,000	5,869,900
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,750,622
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,384,140
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	11,065,170
Harris County, TX, Flood Control District, Contract Tax:
Series A, 5.0%, 10/1/2029	5,000,000	5,865,750
Series A, 5.0%, 10/1/2030	5,000,000	5,832,400
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax:
Series A, 5.0%, 11/1/2030	2,600,000	3,056,326
Series A, 5.0%, 11/1/2031	2,795,000	3,265,007
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,798,600
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	14,118,580
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2013	500,000	528,320
Series B, 5.0%, 7/1/2026	4,000,000	4,558,040
Series A, 5.25%, 7/1/2029	8,000,000	8,878,080
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	9,279,680
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	2,999,325
Houston, TX, Water & Sewer Revenue, Series B, Prerefunded 12/1/2012 @ 100, 5.75%, 12/1/2016, INS: AMBAC	1,000,000	1,041,760
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,666,675
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,572,697
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,550,910
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,361,020
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	500,000	502,370
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,333,620
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,694,829
Series A, 6.0%, 1/1/2022	7,000,000	8,388,240
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,271,440
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,752,173
Series A, 5.5%, 9/1/2028	1,240,000	1,483,958
Pasadena, TX, Independent School District:
5.0%, 2/15/2027	6,960,000	8,194,704
5.0%, 2/15/2028	5,930,000	6,940,472
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,907,309
Plano, TX, Independent School District, 5.0%, 2/15/2013	2,500,000	2,616,350
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,233,050
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC, NATL	3,000,000	3,383,610
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,518,750
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,304,380
Series A, 5.0%, 2/15/2019	2,480,000	2,816,263
Series A, 5.0%, 2/15/2020	6,180,000	6,955,281
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,874,025
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,207,720
Series A, 5.0%, 11/1/2019	1,250,000	1,515,950
Series D, 5.0%, 11/1/2024	2,250,000	2,591,842
Series C, 5.0%, 11/1/2025	4,605,000	5,280,001
Series C, 5.0%, 11/1/2026	3,290,000	3,733,097
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	4,086,829
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,462
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,510,350
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	652,238
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,167,400
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,721,350
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,547
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,239,882
5.5%, 8/1/2020	3,790,000	4,192,574
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	6,615,000	6,965,198
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013	4,175,000	4,343,795
Texas, State Technical University Revenues:
Series A, 5.0%, 8/15/2029	3,105,000	3,653,747
Series A, 5.0%, 8/15/2031	2,765,000	3,213,815
Series A, 5.0%, 8/15/2032	1,500,000	1,736,790
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,805,900
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,930,920
Texas, Transportation Commission Turnpike Systems Revenue, 2.75%, Mandatory Put 2/15/2013 @ 100, 8/15/2042	5,000,000	5,063,400
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015, INS: AGMC	3,710,000	3,902,846
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,339,900
Series A, 5.0%, 7/15/2020	3,150,000	3,761,037
Series B, 5.25%, 7/15/2021	3,000,000	3,608,700
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2013	3,725,000	3,987,910
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,966,753
5.0%, 12/15/2027	2,770,000	3,092,400
5.0%, 12/15/2028	2,905,000	3,228,123

		330,659,706
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	575,000	609,397
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,365,648

		3,975,045
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,406,325
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2012	1,000,000	1,006,000

		2,412,325
Virginia 0.7%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.11% *, 10/1/2048, LOC: Branch Banking & Trust	9,000,000	9,000,000
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	525,000	559,156
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series F-1, 5.0%, 2/1/2013	1,355,000	1,415,406
Virginia, State Public School Authority, Series A, 5.0%, 8/1/2013	1,000,000	1,069,000

		12,043,562
Washington 5.8%
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,586,392
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,594,967
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,632,909
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,020,780
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013 (a)	3,260,000	3,440,050
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 2.0%, 11/1/2017	5,000,000	5,048,350
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	18,180,600
Series 2011-A, 5.0%, 8/1/2031	17,845,000	21,236,264
Series A, 5.0%, 8/1/2032	14,000,000	16,301,740
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,355,000	1,456,097
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,371,940
Series 2010-B, 5.0%, 8/1/2027	6,000,000	7,155,900

		96,025,989
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC, NATL	2,940,000	3,350,483
Wisconsin 1.8%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A, 6.0%, 2/1/2017, LOC: U.S. Bank NA	405,000	411,788
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,875,950
Series 3, 5.5%, 6/1/2025	5,000,000	5,932,850
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	6,198,650
Wisconsin, State General Obligation:
Series C, Prerefunded 5/1/2012 @ 100, 5.25%, 5/1/2016, INS: NATL	7,705,000	7,772,496
Series A, 5.25%, 5/1/2026	3,500,000	4,281,865
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013	2,000,000	2,110,220
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,172,870

		30,756,689

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,527,422,059) †	99.4	1,655,953,365
Other Assets and Liabilities, Net	0.6	9,270,664

Net Assets	100.0	1,665,224,029

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 29, 2012.

†
The cost for federal income tax purposes was $1,527,422,119.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $128,531,246.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $128,551,068 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,822.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(b)	$—	$1,655,953,365	$—	$1,655,953,365
Total	$—	$1,655,953,365	$—	$1,655,953,365

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/W. Douglas Beck W. Douglas Beckt President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012